INVENTORIES (Schedule of Inventory) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
INVENTORIES [Abstract]
Raw materials, parts and supplies	$ 8,130	$ 5,364
Work in process	5,477	5,036
Finished products	11,505	16,741
Inventory, Net	$ 25,112	$ 27,141